Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Entity File Number	001-33170
Entity Registrant Name	NETLIST INC
Entity Central Index Key	0001282631
Entity Tax Identification Number	95-4812784
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Academy
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	949
Local Phone Number	435-0025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false